TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 38,456	$ 54,164
Value added tax receivables	24,569	10,944
Income tax receivable	14,129	3,489
Other taxes receivable	4,144	2,368
Other	2,193	863
Trade and other receivables	$ 83,491	$ 71,828